Investments in Associates and Joint Ventures - Summary of Investments in Associates and Joint Ventures (Detail) - KRW (₩) ₩ in Millions	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Investments in subsidiaries, joint ventures and associates [abstract]
Investments in associates	₩ 2,292,253	₩ 2,518,906
Investments in joint ventures	2,728,011	2,477,645
Investments in associates and joint ventures	₩ 5,020,264	₩ 4,996,551	₩ 4,514,647